EBook Settlement - Additional Information (Detail) - Apple Inc - Antitrust Lawsuit on Price of Digital Books - USD ($)		1 Months Ended	12 Months Ended
	Jul. 01, 2017	Sep. 07, 2017	Apr. 27, 2019	Apr. 28, 2018
Loss Contingencies [Line Items]
Credit settlement amount			$ 95,707,000
Redemptions receivable from Apple			0
Activated credit amount	$ 60,397,000
Credit redeemed	$ 56,472,000
Court Approved Redistribution
Loss Contingencies [Line Items]
Credit settlement amount		$ 14,815,000
Redemptions receivable from Apple			0	$ 452,000
Activated credit amount			10,851,000
Credit redeemed			$ 10,249,000